SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Beginning of the period		$ 4,865,772		$ 748,634
Warrants issuance				8,261,511
Exercised				(98,048)
Change in fair value of warrants outstanding		(4,865,772)		(4,046,325)
End of the period				$ 4,865,772
Warrants			$ 4,865,772
Contingent consideration	57,314		694,230
Derivative liability	$ 57,314		$ 5,560,002